Subsequent events - Debt Activity (Details)	1 Months Ended				3 Months Ended
	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($) vessel	Jan. 31, 2025 USD ($) shares	May 31, 2020 USD ($)	Mar. 21, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel
Disclosure of non-adjusting events after reporting period [line items]
Undrawn borrowing facilities						$ 288,200,000
Number of vessels | vessel						1
Unsecured Senior Notes Due 2030 | Long-term borrowings
Disclosure of non-adjusting events after reporting period [line items]
Undrawn borrowing facilities			$ 200,000,000		$ 200,000,000
Borrowings interest rate			7.50%
Borrowings, additional issue of notes			$ 100,000,000
Consolidated tangible net worth			$ 1,000,000,000
Net debt to capitalization ratio | shares			0.70
Consolidated liquidity requirement after distribution			$ 100,000,000
Required time frame to list on exchange, term			9 months
Unsecured Senior Notes Due 2030 | Consolidated Liquidity Requirement - Scenario One | Long-term borrowings
Disclosure of non-adjusting events after reporting period [line items]
Covenant liquidity requirement amount			$ 25,000,000
Unsecured Senior Notes Due 2030 | Consolidated Liquidity Requirement - Scenario Two | Long-term borrowings
Disclosure of non-adjusting events after reporting period [line items]
Consolidated liquidity requirement per each owned vessel			500,000
Consolidated liquidity requirement per each chartered-in vessel			$ 250,000
Unsecured Senior Notes Due 2025
Disclosure of non-adjusting events after reporting period [line items]
Borrowings interest rate				7.00%
Consolidated tangible net worth				$ 650,000,000
Unsecured Senior Notes Due 2025 | Repayment Of Debt Obligation
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings	$ 70,600,000				$ 70,600,000
2025 $500.0 Million Revolving Credit Facility | Long-term borrowings
Disclosure of non-adjusting events after reporting period [line items]
Loan maximum borrowing capacity		$ 500,000,000
Borrowings, percent revolving loan		100.00%
Borrowings instrument, term		7 years
Undrawn commitment fee		0.74%
Number of vessels | vessel		26
2025 $500.0 Million Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) | Long-term borrowings
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis		1.85%